Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2025	December 31, 2024
	USD	USD
Trade receivables
Third parties (refer note a below)	5,151,120	4,701,900
Less: Allowances for expected credit losses	(1,147,683)	(968,322)
Trade receivables, net	4,003,437	3,733,578
Ageing analysis of trade receivables
Not past due	3,036,797	2,176,512
Up to 60 days	393,996	814,010
60 to 365 days	460,539	651,860
Over 1 year	1,259,788	1,059,518
	5,151,120	4,701,900

Other receivables
Amount due from related parties (refer note 24)	517,714	553,184
Government grant receivable	10,311	6,137
Advance to employees	1,959	9,090
Deposit recoverable	37,347	29,216
Other receivables	1,344	-
Prepayments	2,234,244	47,125
	2,802,919	644,752
Total trade and other receivables	6,806,356	4,378,330

Schedule of Lifetime Expected Loss Provision for Trade Receivables	Lifetime expected loss provision for trade receivables of the Group are as follows:
	Weighted- average expected	June 30, 2025		December 31, 2024
	credit loss rate	Gross carrying amount	Allowance for expected credit losses	Gross carrying amount	Allowance for expected credit losses
Customers’ characteristics		USD	USD	USD	USD

Low risk	0.6%	4,027,264	23,827	3,755,925	22,346
Loss	100%	1,123,856	1,123,856	945,975	945,975
		5,151,120	1,147,683	4,701,900	968,321

Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses	The reconciliation of movement in the allowances for expected credit losses is as follows:
	June 30, 2025	December 31, 2024
	USD	USD
Balance at January 1	968,321	428,099
Provision written off	(60,202)	-
Impairment during the year	175,428	562,755
Exchange differences	64,136	(22,533)
Balance at June 30 / December 31	1,147,683	968,321